Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income reclassified to earnings	¥ (1,336)	¥ 0	¥ (1,074)